Financial Information as per operating segments (Details 9) - CLP ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Assets		$ 2,525,336,532	$ 2,353,690,714
CHILE
Statement [Line Items]
Assets	[1]	2,065,140,158	1,862,882,784
ARGENTINA
Statement [Line Items]
Assets	[2]	353,431,002	370,434,173
URUGUAY
Statement [Line Items]
Assets		23,678,290	26,403,153
PARAGUAY
Statement [Line Items]
Assets		48,742,190	55,536,326
BOLIVIA
Statement [Line Items]
Assets	[3]	$ 34,344,892	$ 38,434,278

[1]	Includes the assets corresponding to the Corporate Support Units and eliminations between geographic location and investments in associates and joint ventures. Additionally, includes part of Wines Operating segment and excludes its argentine subsidiary Finca La Celia S.A.
[2]	Includes the assets of the subsidiaries Finca La Celia S.A. and Los Huemules S.R.L., registered under the Wines Operating segment and Chile Operating segment, respectively.
[3]	See Note 15 – Business combinations, letter a).